Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Types (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 189,212	$ 25,922	¥ 170,962	¥ 531,064
Other Educational Products and Services
Disaggregation Of Revenue [Line Items]
Net revenues	14,466		21,843	415,699
Teaching and Learning SaaS Offerings
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 174,746		¥ 149,119	¥ 115,365